Long - Term Debt - Schedule of Long Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Outstanding amount	$ 844,996
Less: Deferred financing costs (r)	(13,143)	$ (14,095)	$ (9,299)
Total	844,996	912,849
Less: Current portion of long-term debt	(81,358)	(87,532)
Non-current portion of Long-Term Debt	748,857	809,357
Long Term Debt [Member]
Debt Instrument [Line Items]
Less: Current portion of long-term debt	(53,435)	(59,609)
2022 Notes (a)
Debt Instrument [Line Items]
Debt Instrument, Face Amount	322,723	340,000
Less repurchase of Notes	(55,768)	(17,277)
Notes	266,955	322,723
Less: Original issue discount of Notes	(1,493)	(1,859)
Less: Current portion of 2022 Notes (a)	(27,923)	(27,923)
2024 Notes (b)
Debt Instrument [Line Items]
Notes	58,958	39,765
Less: Original issue discount of Notes	(145)	(6)
Syndicated Senior Secured Credit Facility (CACIB, ABN, CIT, Siemens, Hellenic, CTBC, Bank Sinopac, Palatine (c) [Member]
Debt Instrument [Line Items]
Outstanding amount	250,400	224,800
Blue Ocean Junior Credit Facility (d,p) [Member]
Debt Instrument [Line Items]
Outstanding amount	38,500	38,500
Deutsche, CIT, Entrust, Blue Ocean Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	156,571	164,710
Citi Credit Facility (f) [Member]
Debt Instrument [Line Items]
Outstanding amount	4,677	12,077
Hayfin Credit Facility (g) [Member]
Debt Instrument [Line Items]
Outstanding amount	6,703	7,129
Hellenic Bank Credit Facility (h) [Member]
Debt Instrument [Line Items]
Outstanding amount	53,700	57,700
Chailease Credit Facility (i) [Member]
Debt Instrument [Line Items]
Outstanding amount	8,532	0
DVB Credit Facility (j) [Member]
Debt Instrument [Line Items]
Outstanding amount	$ 0	$ 45,445